RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Aug. 01, 2011 iKang Holding iKang Shanghai Xikang Road	Mar. 31, 2014 iKang Holding iKang Shanghai Xikang Road	Dec. 31, 2013 iKang Holding iKang Shanghai Xikang Road	Feb. 29, 2012 iKang Holding iKang Shanghai Xikang Road	Mar. 31, 2014 Shanghai Huajian Clinic Ltd	Mar. 31, 2013 Shareholder	Mar. 31, 2014 Former non-controlling interest holder	Mar. 31, 2013 Former non-controlling interest holder
Amounts due from related parties - current:
Amounts due from related parties - current	$ 1,287	$ 483						$ 1,287	$ 483
Amounts due to related parties - current:
Amounts due to related parties - current	8,049	12,379								8,049	12,379
Remaining equity interest purchased (as a percent)				35.00%
Consideration to purchase equity interest				15,894
Amount paid				1,589	991	3,941	1,589
Period within which the first installment of consideration was paid after signing of the agreement				5 days
Imputed interest expense	$ 504	$ 629	$ 155
Effective interest rate of the amount due from non-controlling interest holder (as a percent)	5.50%